Reconciliation of the differences between basic and diluted earnings per share (Tables)	12 Months Ended
Mar. 31, 2016
Reconciliation of the differences between basic and diluted earnings per share
Schedule of Earnings Per Share Reconciliation

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Nidec Corporation	Weighted- average shares	Net income attributable to Nidec Corporation per share
For the year ended March 31, 2014:
Basic net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥56,272	272,078	¥206.82

Effect of dilutive securities:
Zero coupon convertible bonds	(64)	18,400
Diluted net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥56,208	290,478	¥193.50

For the year ended March 31, 2015:
Basic net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥76,015	279,873	¥271.61

Effect of dilutive securities:
Zero coupon convertible bonds	(57)	16,782
Diluted net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥75,958	296,655	¥256.05

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Nidec Corporation	Weighted- average shares	Net income attributable to Nidec Corporation per share

For the year ended March 31, 2016:
Basic net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥91,810	296,808	¥309.32

Effect of dilutive securities:
Zero coupon convertible bonds	(3)	1,083
Diluted net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥91,807	297,891	¥308.19